SHARE-BASED COMPENSATION - Key Assumptions Used to Calculate Grant-date Fair Values (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
PSU's, 2016 - 2020 Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date share price (in Euros per share)			€ 113.70	€ 66.85
Expected volatility (percent)			16.70%	17.40%
Dividend yield (percent)			0.90%	1.20%
Risk-free rate (percent)			0.00%	0.00%
PSU's, 2019 - 2021 Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date share price (in Euros per share)		€ 122.60
Expected volatility (percent)		26.50%
Dividend yield (percent)		0.83%
Risk-free rate (percent)		0.00%
PSU's, 2020 - 2022 Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of awards (in Euro per share)	€ 136.06
Grant date share price (in Euros per share)	€ 142.95
Expected volatility (percent)	2660.00%
Dividend yield (percent)	80.00%
Risk-free rate (percent)	0.00%
RSU's, 2020 - 2022 Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of awards (in Euro per share)	€ 139.39
Bottom of range | PSU's, 2016 - 2020 Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of awards (in Euro per share)			€ 61.30	€ 59.36
Bottom of range | PSU's, 2019 - 2021 Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of awards (in Euro per share)		€ 110.57
Bottom of range | RSU's, 2016 - 2020 Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of awards (in Euro per share)			110.76	63.00
Bottom of range | RSU's, 2019- 2021 Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of awards (in Euro per share)		119.54
Top of range | PSU's, 2016 - 2020 Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of awards (in Euro per share)			111.92	72.06
Top of range | PSU's, 2019 - 2021 Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of awards (in Euro per share)		111.64
Top of range | RSU's, 2016 - 2020 Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of awards (in Euro per share)			€ 112.99	€ 64.64
Top of range | RSU's, 2019- 2021 Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of awards (in Euro per share)		€ 120.56